Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
The carrying amount of Intangible Assets for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Cost	(in thousands)
Customer relationships	$4,129,501	$4,090,393
Order backlog	543,933	541,302
Trade names & brands	204,588	204,653
Patient database	170,324	170,366
Technology assets	150,658	141,257
Total cost	5,199,004	5,147,971
Accumulated amortization	(1,639,212)	(1,292,106)
Net book value	$3,559,792	$3,855,865
The amortization expense recognized by the Company was $350.3 million, $459.9 million, and $463.1 million for the years ended December 31, 2024, 2023, and 2022, respectively. The decrease in amortization in the twelve months ended December 31, 2024 is due to the order backlog and trade name intangible assets recognized in connection with the PRA merger amounting to $500.0 million and $202.0 million respectively as of the date of acquisition, becoming fully amortized on July 1, 2024.

On August 19, 2024, the Company acquired KCR. The acquisition resulted in the recognition of intangible assets of $45.1 million, comprising customer relationships of $41.4 million and order backlog of $3.7 million. These assets will be amortized over their expected useful lives of 13 years and 5 years respectively. In total, $1.3 million has been amortized in the period since the date of acquisition. Refer to note 6. Business Combinations.

On January 9, 2024, the Company acquired HumanFirst. The acquisition resulted in the recognition of a developed technology intangible asset of $9.9 million which will be amortized over its expected useful life of 5 years. In total, $2.0 million has been amortized in the period since the date of acquisition. Refer to note 6. Business Combinations.

On October 2, 2023, the Company acquired BioTel Research LLC (“BioTel”). The acquisition resulted in the recognition of intangible assets of $36.4 million, comprising customer relationships of $12.5 million, order backlog of $3.9 million and developed technology assets of $20.0 million. These assets will be amortized over their expected useful lives of between 3 years and 16 years. $6.1 million has been amortized during the twelve months ended December 31, 2024 (December 31, 2023: $1.5 million). Refer to note 6. Business Combinations.

Future intangible asset amortization expense for the years ended December 31, 2025 to December 31, 2029 is as follows:

(in thousands)
2025	$235,011
2026	220,771
2027	208,448
2028	195,447
2029	180,201
Total	$1,039,878